Finance (costs)/income (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance (costs)/income
In-kind interest on convertible loan notes	£ (8,483)	£ (7,964)
Foreign exchange loss	(2,461)
Interest expense on leases	(82)	(109)
Other		(67)
Total finance costs	(11,026)	(8,140)
Interest income on deposits	1,168	1,704
Foreign exchange gain		12,089
Fair value movements on convertible loan notes (note 13)	5,914	16,510
Fair value movements on warrant liabilities (note 11)	305	2,030
Other	10
Total finance income	7,397	32,333
Net finance income/(costs)	£ (3,629)	£ 24,193